Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Domini Investment Trust
Entity Central Index Key	0000851680
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000009466
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$53	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[1]
AssetsNet	$ 1,143,477,051
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 3,775,624
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,143,477,051
Total number of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$3,775,624

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	(0.0%)Footnote Reference*
Utilities	0.3%
Consumer Staples	3.5%
Materials	3.9%
Real Estate	4.9%
Industrials	5.6%
Communication Services	9.5%
Consumer Discretionary	9.9%
Health Care	10.2%
Financials	16.0%
Information Technology	36.2%
Footnote	Description
Footnote*	Amount is less then 0.05%.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.2%
JPMorgan Chase & Co.	2.3%
Micron Technology, Inc.	2.1%
Visa, Inc., Class A	1.6%
Tesla, Inc.	1.4%

Material Fund Change [Text Block]
C000071456
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DIEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$38	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[2]
AssetsNet	$ 1,143,477,051
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 3,775,624
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,143,477,051
Total number of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$3,775,624

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	(0.0%)Footnote Reference*
Utilities	0.3%
Consumer Staples	3.5%
Materials	3.9%
Real Estate	4.9%
Industrials	5.6%
Communication Services	9.5%
Consumer Discretionary	9.9%
Health Care	10.2%
Financials	16.0%
Information Technology	36.2%
Footnote	Description
Footnote*	Amount is less then 0.05%.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.2%
JPMorgan Chase & Co.	2.3%
Micron Technology, Inc.	2.1%
Visa, Inc., Class A	1.6%
Tesla, Inc.	1.4%

Material Fund Change [Text Block]
C000009467
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 1,143,477,051
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 3,775,624
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,143,477,051
Total number of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$3,775,624

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	(0.0%)Footnote Reference*
Utilities	0.3%
Consumer Staples	3.5%
Materials	3.9%
Real Estate	4.9%
Industrials	5.6%
Communication Services	9.5%
Consumer Discretionary	9.9%
Health Care	10.2%
Financials	16.0%
Information Technology	36.2%
Footnote	Description
Footnote*	Amount is less then 0.05%.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.2%
JPMorgan Chase & Co.	2.3%
Micron Technology, Inc.	2.1%
Visa, Inc., Class A	1.6%
Tesla, Inc.	1.4%

Material Fund Change [Text Block]
C000217516
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INVESTOR SHARES
Trading Symbol	CAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$74	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.36%	[4]
AssetsNet	$ 45,496,212
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 181,807
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$45,496,212
Total number of portfolio holdings	46
Portfolio turnover rate	11%
Total advisory fees paid	$181,807

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.2%
Real Estate	1.9%
Materials	2.5%
Communication Services	2.5%
Consumer Discretionary	4.1%
Utilities	4.8%
Financials	15.4%
Health Care	15.5%
Information Technology	23.1%
Industrials	29.0%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.2%
OtherFootnote Reference*	2.8%
Finland	2.3%
Australia	2.3%
Brazil	2.4%
Netherlands	2.7%
Spain	3.0%
Germany	3.6%
Italy	5.1%
United Kingdom	5.3%
Japan	6.3%
United States	63.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Resona Holdings, Inc.	3.9%
Prysmian SpA	3.1%
Ciena Corp.	3.0%
CaixaBank SA	3.0%
Vertex Pharmaceuticals, Inc.	2.8%
SSE PLC	2.8%
ASML Holding NV	2.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.7%
Palo Alto Networks, Inc.	2.6%
Comfort Systems USA, Inc.	2.6%

Material Fund Change [Text Block]
C000217517
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	LIFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$60	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%	[5]
AssetsNet	$ 45,496,212
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 181,807
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$45,496,212
Total number of portfolio holdings	46
Portfolio turnover rate	11%
Total advisory fees paid	$181,807

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.2%
Real Estate	1.9%
Materials	2.5%
Communication Services	2.5%
Consumer Discretionary	4.1%
Utilities	4.8%
Financials	15.4%
Health Care	15.5%
Information Technology	23.1%
Industrials	29.0%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.2%
OtherFootnote Reference*	2.8%
Finland	2.3%
Australia	2.3%
Brazil	2.4%
Netherlands	2.7%
Spain	3.0%
Germany	3.6%
Italy	5.1%
United Kingdom	5.3%
Japan	6.3%
United States	63.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Resona Holdings, Inc.	3.9%
Prysmian SpA	3.1%
Ciena Corp.	3.0%
CaixaBank SA	3.0%
Vertex Pharmaceuticals, Inc.	2.8%
SSE PLC	2.8%
ASML Holding NV	2.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.7%
Palo Alto Networks, Inc.	2.6%
Comfort Systems USA, Inc.	2.6%

Material Fund Change [Text Block]
C000039201
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DOMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$70	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.29%	[6]
AssetsNet	$ 996,960,321
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 3,880,891
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$996,960,321
Total number of portfolio holdings	155
Portfolio turnover rate	39%
Total advisory fees paid	$3,880,891

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
Utilities	0.9%
Materials	3.7%
Consumer Staples	4.4%
Real Estate	4.6%
Communication Services	5.6%
Consumer Discretionary	9.4%
Information Technology	11.4%
Health Care	13.3%
Industrials	18.4%
Financials	27.3%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
OtherFootnote Reference*	7.6%
Hong Kong	2.0%
Belgium	2.3%
Spain	2.6%
Italy	2.8%
Singapore	3.3%
Australia	4.1%
Sweden	4.1%
Netherlands	5.0%
Switzerland	6.8%
United States	7.1%
France	8.3%
Germany	11.0%
United Kingdom	11.5%
Japan	20.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.7%
Siemens AG	3.0%
Vodafone Group PLC	2.4%
Fortescue Ltd.	2.3%
BNP Paribas SA	2.2%
DBS Group Holdings Ltd.	2.2%
Cie Financiere Richemont SA, Class A	2.2%
Banco Santander SA	2.2%
ABB Ltd.	2.1%
Nomura Holdings, Inc.	2.0%

Material Fund Change [Text Block]
C000123188
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DOMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$49	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[7]
AssetsNet	$ 996,960,321
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 3,880,891
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$996,960,321
Total number of portfolio holdings	155
Portfolio turnover rate	39%
Total advisory fees paid	$3,880,891

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
Utilities	0.9%
Materials	3.7%
Consumer Staples	4.4%
Real Estate	4.6%
Communication Services	5.6%
Consumer Discretionary	9.4%
Information Technology	11.4%
Health Care	13.3%
Industrials	18.4%
Financials	27.3%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
OtherFootnote Reference*	7.6%
Hong Kong	2.0%
Belgium	2.3%
Spain	2.6%
Italy	2.8%
Singapore	3.3%
Australia	4.1%
Sweden	4.1%
Netherlands	5.0%
Switzerland	6.8%
United States	7.1%
France	8.3%
Germany	11.0%
United Kingdom	11.5%
Japan	20.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.7%
Siemens AG	3.0%
Vodafone Group PLC	2.4%
Fortescue Ltd.	2.3%
BNP Paribas SA	2.2%
DBS Group Holdings Ltd.	2.2%
Cie Financiere Richemont SA, Class A	2.2%
Banco Santander SA	2.2%
ABB Ltd.	2.1%
Nomura Holdings, Inc.	2.0%

Material Fund Change [Text Block]
C000200995
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DOMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$53	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[8]
AssetsNet	$ 996,960,321
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 3,880,891
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$996,960,321
Total number of portfolio holdings	155
Portfolio turnover rate	39%
Total advisory fees paid	$3,880,891

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
Utilities	0.9%
Materials	3.7%
Consumer Staples	4.4%
Real Estate	4.6%
Communication Services	5.6%
Consumer Discretionary	9.4%
Information Technology	11.4%
Health Care	13.3%
Industrials	18.4%
Financials	27.3%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
OtherFootnote Reference*	7.6%
Hong Kong	2.0%
Belgium	2.3%
Spain	2.6%
Italy	2.8%
Singapore	3.3%
Australia	4.1%
Sweden	4.1%
Netherlands	5.0%
Switzerland	6.8%
United States	7.1%
France	8.3%
Germany	11.0%
United Kingdom	11.5%
Japan	20.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.7%
Siemens AG	3.0%
Vodafone Group PLC	2.4%
Fortescue Ltd.	2.3%
BNP Paribas SA	2.2%
DBS Group Holdings Ltd.	2.2%
Cie Financiere Richemont SA, Class A	2.2%
Banco Santander SA	2.2%
ABB Ltd.	2.1%
Nomura Holdings, Inc.	2.0%

Material Fund Change [Text Block]
C000009468
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$45	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[9]
AssetsNet	$ 256,282,902
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 731,220
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$256,282,902
Total number of portfolio holdings	385
Portfolio turnover rate	114%
Total advisory fees paid	$731,220

Holdings [Text Block]

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(2.4%)
Convertible Bonds	0.3%
Senior Floating Rate Interests	1.6%
Asset Backed Securities	3.4%
Foreign Government & Agency Securities	3.7%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds and Notes	31.3%
Mortgage Backed Securities	32.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
European Investment Bank, 0.750%, 09/23/30	4.4%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 02/11/26	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Home Loan Banks, 3.315%, 11/13/35	2.3%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 02/17/26	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Material Fund Change [Text Block]
C000110199
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[10]
AssetsNet	$ 256,282,902
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 731,220
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$256,282,902
Total number of portfolio holdings	385
Portfolio turnover rate	114%
Total advisory fees paid	$731,220

Holdings [Text Block]

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(2.4%)
Convertible Bonds	0.3%
Senior Floating Rate Interests	1.6%
Asset Backed Securities	3.4%
Foreign Government & Agency Securities	3.7%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds and Notes	31.3%
Mortgage Backed Securities	32.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
European Investment Bank, 0.750%, 09/23/30	4.4%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 02/11/26	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Home Loan Banks, 3.315%, 11/13/35	2.3%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 02/17/26	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Material Fund Change [Text Block]
C000200994
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[11]
AssetsNet	$ 256,282,902
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 731,220
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$256,282,902
Total number of portfolio holdings	385
Portfolio turnover rate	114%
Total advisory fees paid	$731,220

Holdings [Text Block]

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(2.4%)
Convertible Bonds	0.3%
Senior Floating Rate Interests	1.6%
Asset Backed Securities	3.4%
Foreign Government & Agency Securities	3.7%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds and Notes	31.3%
Mortgage Backed Securities	32.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
European Investment Bank, 0.750%, 09/23/30	4.4%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 02/11/26	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Home Loan Banks, 3.315%, 11/13/35	2.3%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 02/17/26	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.